GENERAL INFORMATION - Narrative (Details)																	12 Months Ended
	Dec. 16, 2025 USD ($)	Nov. 14, 2025 USD ($)	Sep. 09, 2025 USD ($)	Sep. 02, 2025 USD ($) shares	Mar. 17, 2025 USD ($)	Mar. 14, 2025 USD ($)	Feb. 28, 2025 USD ($)	Feb. 03, 2025 USD ($)	Jan. 27, 2025 USD ($)	Dec. 17, 2024 USD ($) shares	Dec. 16, 2024 USD ($)	Nov. 08, 2024 USD ($)	Sep. 17, 2024 EUR (€)	May 14, 2024 USD ($) shares	Mar. 18, 2024 USD ($) shares	Sep. 06, 2023 USD ($) shares	Dec. 31, 2025 USD ($) employee shareholder shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Oct. 17, 2025 USD ($)	Dec. 15, 2024 USD ($)
General Information [Line Items]
Number of subscribed shares (in shares) | shares																	574,215,983,709
Early cancellation of treasury shares (in shares) | shares																	30,221,893,878,000
Value of shares subscribed and paid capital																	$ 4,418,152,114.78
Reduction of issued capital																$ 123,606,000			$ 5,127,182,000
Convertible shares (in shares) | shares																606,407,693,000
Total number of shareholders | shareholder																	2,061
Number of average employees | employee																	39,877
Number of employees | employee																	41,125
Total dividends paid																	$ 605,181,000	$ 174,838,000	0
Dividends						$ 293,092,000											437,995,000	$ 293,092,000	$ 174,549,000
Early Cancellation
General Information [Line Items]
Value of shares subscribed and paid capital				$ 4,418,109,716,780
Convertible shares (in shares) | shares				574,219,895,457
Early Cancellation | Treasury shares
General Information [Line Items]
Value of shares subscribed and paid capital				$ 585,424,212,000																$ 585,424,212
Reduction of issued capital				$ 5,003,576,326,780													$ 5,003,576,326.78
Convertible shares (in shares) | shares				604,441,789,335
N° of authorized shares
General Information [Line Items]
Early cancellation of treasury shares (in shares) | shares																	30,221,893,878	0
Convertible shares (in shares) | shares																604,441,789,335	574,219,895,457	604,441,789,335	604,441,789,335
Inversiones Aereas S.A.
General Information [Line Items]
Capital reduction															$ 175,140,000
Number of shares acquired (in shares) | shares															6,634,496
Lan Cargo S.A.
General Information [Line Items]
Total dividends paid												$ 19,000,000
TAM S.A. and Subsidiaries
General Information [Line Items]
Dividends	$ 366,788,000		$ 105,376,000
Transportes Aéreos del Mercosur S.A.
General Information [Line Items]
Dividends paid to non-controlling interests									$ 304,000
TAM SA
General Information [Line Items]
Capital reduction							$ 670,075,000
TAM Linhas aéreas S.A.
General Information [Line Items]
Capital reduction							$ 695,701,000
Inversora Cordillera S.A.
General Information [Line Items]
Capital reduction					$ 4,542,000
Holdco I S.A
General Information [Line Items]
Dividends paid to non-controlling interests			9,692,000
Holdco Colombia I SpA | Aerovías de Integración Regional S.A.
General Information [Line Items]
Capital increase										$ 18,544,000				$ 45,271,000
Number of shares issued (in shares) | shares										10				10
LATAM Airlines Group S.A. | Faisán Finance Designates Activity
General Information [Line Items]
Equity interest													100.00%
Payments for subsidiary shares acquired | €													€ 1
LATAM Airlines Group S.A. | TAM S.A. and Subsidiaries
General Information [Line Items]
Total dividends paid	323,578,000		$ 95,684,000
LATAM Airlines Group S.A. | Holdco I S.A
General Information [Line Items]
Dividends paid to non-controlling interests	$ 43,210,000
Lan Cargo S.A. | Prime Cargo SpA.
General Information [Line Items]
Capital increase		$ 4,077,000
TAM S.A. and Subsidiaries | Transportes Aéreos del Mercosur S.A.
General Information [Line Items]
Total dividends paid									5,752,000
Dividends									$ 6,056,000
Americonsult SA de CV | Americonsult de Costa Rica S.A
General Information [Line Items]
Capital increase								$ 489,000
Administration
General Information [Line Items]
Number of employees | employee																	5,483
Operations
General Information [Line Items]
Number of employees | employee																	20,883
Cabin crew
General Information [Line Items]
Number of employees | employee																	9,868
Command crew
General Information [Line Items]
Number of employees | employee																	4,891
Shareholders
General Information [Line Items]
Percentage of share capital in form of ADRs																	8.57%
Banco de Chile on behalf of State Street
General Information [Line Items]
Equity interest																	20.99%
Delta Air Lines, Inc.
General Information [Line Items]
Equity interest																	10.57%
Qatar Airways
General Information [Line Items]
Equity interest																	10.56%
Ordinary shares
General Information [Line Items]
Number of statutory capital shares (in shares) | shares																	574,219,895,457
Value of shares subscribed and paid capital																$ 5,003,534,000	$ 4,418,110,000	$ 5,003,534,000
Preference shares
General Information [Line Items]
Dividend payables																					$ 1,019,000
Accumulated preferred dividends											$ 8,580,000